ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET.
Accounts receivable, gross	$ 5,408	$ 14,195
Less: Allowance for doubtful accounts	(3,150)	(3,797)	$ (5,437)	$ (5,486)
Accounts receivable, net	$ 2,258	$ 10,398